Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The following table presents Calidi’s assets and liabilities that are measured at fair value on a recurring basis, inclusive of related party components, as of September 30, 2023 and December 31, 2022 (in thousands):

	September 30, 2023 (unaudited)
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$218	$—	$—	$218
Forward Purchase Agreement Derivative Asset	—	—	1,290	1,290
Total assets, at fair value	$218	$—	$1,290	$1,508
Liabilities:
Public Warrants	$2,530	$—	$—	$2,530
Private Placement Warrants	—	—	421	421
Total warrant liabilities, at fair value	$2,530	$—	$421	$2,951

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$218	$—	$—	$218
Liabilities:
Contingently convertible notes payable, including accrued interest(1)	$—	$—	$1,152	$1,152
SAFEs	—	—	29,190	29,190
Total liabilities, at fair value	$—	$—	$30,342	$30,342

(1)	Elected the fair value option of accounting as discussed in Note 2.

The following table presents Calidi’s assets and liabilities that are measured at fair value on a recurring basis, inclusive of related party components, as of December 31, 2022 and 2021 (in thousands):

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$218	$—	$—	$218
Liabilities:
Contingently convertible notes payable, including accrued interest(1)	$—	$—	$1,152	$1,152
SAFEs			29,190	29,190
Total liabilities, at fair value	$—	$—	$30,342	$30,342

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$100	$—	$—	$100
Liabilities:
Contingently convertible notes payable, including accrued interest(1)	$—	$—	$1,572	$1,572
Term notes payable, including accrued interest(1)	—	—	505	505
SAFEs	—	—	15,811	15,811
Total liabilities, at fair value	$—	$—	$17,888	$17,888

(1)	Elected the fair value option of accounting as discussed in Note 2.

Schedule of Significant Unobservable Inputs Used in the Fair Value Measurement

The following table summarizes the significant unobservable inputs used in the fair value measurement of level 3 instruments as of September 30, 2023 and December 31, 2022:

September 30, 2023
Instrument	Valuation Technique	Input	Input Range
Forward Purchase Agreement Derivative Asset	Monte Carlo Simulation	Risk-free interest rate	4.80%
		Expected Term (years)	2.91 years
		Expected volatility	85.0%
		Underlying stock price	3.33
		Dividend yield	0.0%

Private Placement Warrants	Black-Scholes option pricing model	Risk-free interest rate	4.60%
		Expected term (years)	0.08 years
		Time to expiration (years)	5.0 years
		Expected volatility	36.9%
		Exercise price	11.50
		Dividend yield	0.0%

December 31, 2022
Instrument	Valuation Technique	Input	Input Range
Contingently convertible notes payable, including accrued interest	Scenario-based, probability-weighted average analysis	Timing of the scenarios	0.5 years
		Probability - Scenario 1	0.0%
		Risk-free interest rate - Scenario 1	13.4%
		Probability - Scenario 2	100.0%
		Risk-adjusted discount rate - Scenario 2	13.4%

Contingently issuable warrants on contingently convertible notes payable – Scenario 1	Black-Scholes option pricing model	Expected term	2.0 years
		Expected volatility on preferred stock	40.0%
		Expected dividend yield	0.0%
		Risk-free interest rate	3.2%

SAFEs	Scenario-based, probability-weighted average analysis	Timing of the scenarios	0.4 - 3 years
		Probability — SAFE Scenario 1	20.0%
		Probability — SAFE Scenario 2	70.0%
		Probability — SAFE Scenario 3	10.0%
		Risk-adjusted discount rate — SAFE Scenarios 1 through 3	13.4%, 13.4%, and 13.1%, respectively

The following table summarizes the significant unobservable inputs used in the fair value measurement of level 3 instruments as of December 31, 2022 and 2021:

December 31, 2022
Instrument	Valuation Technique	Unobservable Input	Input Range
Contingently convertible notes payable, including accrued interest	Scenario-based, probability-weighted average analysis	Timing of the scenarios Probability — Scenario 1 Risk-free rate — Scenario 1 Probability — Scenario 2 Risk-adjusted discount rate — Scenario 2	0.5 years 0.0% 13.4% 100.0% 13.4%
Contingently issuable warrants on contingently convertible notes payable — Scenario 1	Black-Scholes option pricing model	Expected term Expected volatility on preferred stock Expected dividend yield Risk-free interest rate	2.0 years 40.0% 0.0% 3.2%
SAFEs	Scenario-based, probability-weighted average analysis	Timing of the scenarios Probability — SAFE Scenario 1 Probability — SAFE Scenario 2 Probability — SAFE Scenario 3 Risk-adjusted discount rate — SAFE Scenarios 1 through 3	0.4 – 3 years 20.0% 70.0% 10.0% 13.4%, 13.4%, and 13.1%, respectively

December 31, 2021
Instrument	Valuation Technique	Unobservable Input	Input Range
Contingently convertible notes payable, including accrued interest	Scenario-based, probability- weighted average analysis	Timing of the scenarios Probability — Scenario 1 Risk-free rate —Scenario 1 Probability — Scenario 2 Risk-adjusted discount rate — SAFE Scenario 2	0.7 years 80.0% 0.3% 20.0% 11.0%
Contingently issuable warrants on contingently convertible notes payable —Scenario 1	Black-Scholes option pricing model	Expected term Expected volatility on preferred stock Expected dividend yield Risk-free interest rate	2.0 years 40.0% 0.0% 0.3%
Term notes payable, including accrued interest	Discounted future cash flows	Time to maturity Risk-adjusted discount rate	0.2 years 10.7%
SAFEs	Scenario-based, probability- weighted average analysis	Timing of the scenarios Probability — SAFE Scenario 1 Probability — SAFE Scenario 2 Probability — SAFE Scenario 3 Risk-adjusted discount rate —SAFE Scenarios 1 through 3	0.3 – 1.8 years 10.0% 80.0% 10.0% 11.0%, respectively

Schedule of Changes in Fair Value of Level 3 Valued Instruments

The following table presents the changes in fair value of valued instruments for the nine months ended September 30, 2023 (in thousands):

	Contingently convertible notes payable, including accrued interest, at fair value	SAFEs	Series B convertible preferred stock, at fair value	Forward Purchase Agreement Derivative Asset, at fair value	Public Warrants, at fair value	Private Placement Warrants, at fair value
Balance at January 1, 2023	$1,152	$29,190	$—	$—	$—	$—
Proceeds from issuance	—	2,760	24,497	—	—	—
Recognition of Forward Purchase Agreement Derivative Asset	—	—	—	(4,520)	—	—
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023	—	—	—	—	2,990	497
Issuance of SAFE in lieu of cash for advisory services	—	166	—	—	—	—
Loss at inception	—	—	2,412	—	—	—
Change in fair value	874	(3,253)	(2,684)	(3,230)	(460)	(76)
Conversion into Common Stock	(2,026)	(28,863)	(24,225)	—	—	—
Balance at September 30, 2023	$—	$—	$—	$(1,290)	$2,530	$421

As of January 1, 2023, because the Scenario 2 probability of the contingently convertible notes payable was at 100%, as defined above, the corresponding contingently issuable warrants, accordingly, had no fair value as of that date since under that scenario those warrants would not be issuable.

The following table presents the changes in fair value of valued instruments for the nine months ended September 30, 2022 (in thousands):

	Contingently convertible notes payable, including accrued interest, at fair value	Term notes payable, including accrued interest, at fair value	SAFEs
Balance at January 1, 2022	$1,572	$505	$15,811
Proceeds from issuance	—	—	7,750
Issuance of SAFE in lieu of cash for advisory services	—	—	195
Extinguishment of term notes payable	—	(516)	—
Change in fair value	(358)	11	(488)
Balance at September 30, 2022	$1,214	$—	$23,268

The following table presents the changes in fair value of level 3 valued instruments for the year ended December 31, 2022 (in thousands):

	Contingently convertible notes payable, including accrued interest, at fair value	Term notes payable, including accrued interest, at fair value	SAFEs, at fair value
Balance at January 1, 2022	$1,572	$505	$15,811
Proceeds from issuance	—	—	10,650
Issuance of SAFE in lieu of cash for advisory services	—	—	195
Extinguishment of term notes payable	—	(516)	—
Change in fair value, including accrued interest	(420)	11	2,534
Balance at December 31, 2022	$1,152	$—	$29,190

The following table presents the changes in fair value of level 3 valued instruments for the year ended December 31, 2021 (in thousands):

	Contingently convertible notes payable, including accrued interest, at fair value	Term notes payable, including accrued interest, at fair value	SAFEs, at fair value
Balance at January 1, 2021	$9,027	$497	$—
Proceeds from issuance	—	500	7,925
Conversion of CCNP to SAFE	(5,523)	—	5,523
Loss on extinguishment from conversion of CCNP to SAFE	—	—	738
Extinguishment of term notes payable	—	(515)	—
Allocation of proceeds to warrants at issuance(1)	—	(22)	—
Change in fair value, including accrued interest	(1,932)	45	1,625
Balance at December 31, 2021	$1,572	$505	$15,811

(1)	Amount represents the issuance date residual value allocated to the freestanding equity classified warrant in accordance with ASC 815 that is not remeasured subsequent to the issuance date.